UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-24099)

FIS Trust
(Exact name of registrant as specified in charter)

8080 North Central Expressway, Suite 1700

Dallas, Texas 75206
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

(480) 295-7020

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

FIS Bright Portfolios Focused Equity ETF
BRIF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the FIS Bright Portfolios Focused Equity ETF (the “Fund”)  for the period of June 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://faithinvestorservices.com/etfs/brif/. You can also request this information by contacting us at 1-833-833-1311.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Bright Portfolios Focused Equity ETF	$78	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From June 1, 2025 through May 31, 2026 (the “Period”), the Fund  delivered a strong total return, outperforming the MSCI USA Net Total Return USD Index.
U.S. equities advanced during the period, with the S&P 500 returning approximately +11% as the artificial intelligence (“AI”) infrastructure  buildout broadened beyond mega-cap chip designers into the companies supplying the buildout: servers, memory, networking, and power.  The Bright Earnings LifeCycle model played a significant role in the Fund’s outperformance of the broader market.  The defining market dynamic of the period was that AI data center demand drove consensus earnings estimates sharply higher across the compute supply chain before share prices had fully  repriced, and the Bright Earnings LifeCycle model is built to identify such opportunities, concentrating the Fund in companies where earnings expectations are accelerating while valuations still lag. The Fund’s three largest contributors, Dell Technologies, Inc. (“Dell”), Micron Technology, Inc. (“Micron”), and Advanced Micro Devices, Inc. (“AMD”), each fit this profile entering the year: Dell with surging AI server orders, Micron with high-bandwidth memory demand driving an industry upcycle from trough pricing, and AMD with accelerating data center revenue. Detractors were modest, with Moody’s Corp., S&P Global, Inc., and NRG Energy, Inc., each detracting slightly from performance. All holdings were first screened through Bright Portfolios, LLC’s  Common Good Process, which excludes businesses inconsistent with the Fund’s values criteria and evaluates stakeholder treatment, business quality, valuation, and the direction of earnings expectations before any position is established.

Top Contributors
↑	Dell Technologies, Inc.
↑	Micron Technology, Inc.
↑	Advanced Micro Devices, Inc.

Top Detractors
↓	Moody’s Corp.
↓	S&P Global, Inc.
↓	NRG Energy, Inc.
FIS Bright Portfolios Focused Equity ETF	PAGE 1	TSR-AR-337959209

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/20/2024)
FIS Bright Portfolios Focused Equity ETF NAV	39.53	28.98
MSCI USA Net Total Return USD Index	28.86	20.13
Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$147,445,755
Number of Holdings	48
Net Advisory Fee	$684,059
Portfolio Turnover	45%
30-Day SEC Yield	0.36%
Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers
NVIDIA Corp.	7.9%
Broadcom, Inc.	6.2%
Dell Technologies, Inc.	4.9%
Eli Lilly & Co.	4.7%
Palo Alto Networks, Inc.	4.2%
First American Treasury Obligations Fund	3.9%
Arista Networks, Inc.	3.8%
Cummins, Inc.	3.2%
Cisco Systems, Inc.	3.1%
Linde PLC	2.9%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Represents less than 0.05%.
FIS Bright Portfolios Focused Equity ETF	PAGE 2	TSR-AR-337959209

MATERIAL FUND CHANGES
Changes to Fund’s Organization:
Mark Riefer served as a portfolio manager of the Fund at its launch. Effective November 1, 2025, Mr.  Riefer transitioned to a consulting role with the Sub-Adviser while he completes the wind-down of his prior book of business, during which time he is not permitted to serve in an employed portfolio manager capacity. His day-to-day responsibilities with respect to research for the Fund have not changed as a result of this transition. Mr. Riefer is expected to resume a full-time portfolio manager role with Bright Portfolios, LLC in 2027.
Changes to the Fund’s Fiscal Year:
At a meeting held on February 18, 2026, the Board approved a change in the Fund’s fiscal year end from May 31 to June 30. As of June 1, 2026, the Fund changed its financial reporting and tax reporting fiscal year end to a June 30 fiscal year end from a May 31 fiscal year end.
Other Material Fund Changes:
During the period, shareholders approved the Fund  moving from NEOS ETF Trust to the FIS Trust. The Fund, Adviser, Sub-Adviser and Trading Sub-Adviser are now overseen by a faith-based Board of Trustees.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/etfs/brif/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Bright Portfolios Focused Equity ETF	PAGE 3	TSR-AR-337959209

FIS Christian Stock Fund
PRAY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the FIS Christian Stock Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Christian Stock Fund	$75	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated strong absolute performance returning 20.71% over the 12 month period. However, this performance was below the  MSCI World Index Net (USD) return of 27.49% and the  MSCI ACWI Net Total Return Index (USD) of 30.27%.
Against both benchmarks, security selection played a larger role than sector allocation. Relative to MSCI ACWI Net Total Return Index (USD), the sectors with the largest positive contribution were consumer staples, industrials and energy. The three sectors with the largest negative contribution were information technology, health care, and consumer discretionary.
Samsung Electronics Co. Ltd. (“Samsung”) was the largest contributor to returns over the past year. Samsung is one of the largest semiconductor companies in the world and has been driving shareholder value as the only global semiconductor company that has industry leadership positions in both memory chips and foundry services as compared to other semiconductor design companies. Comfort Systems USA, Inc. was the second largest contributor to returns with growth in business of supplying  HVAC systems to a range of commercial customers including data centers. NVIDIA Corp.  performed strongly on the back of demand for a type of semiconductor GPUs, (graphics processing units), used in applications like artificial intelligence, scientific computing, and gaming. Rounding out our top performers, Taiwan Semiconductor Manufacturing Co. Ltd. drove strong profitability as the world’s largest semiconductor foundry and Casey’s General Stores, Inc., a leading chain store operator providing food, gas, and everyday goods to customers in rural markets across the South and Midwestern U.S.  also drove profitability.
ServiceNow, Inc. led underperformance; while some of this was related to concerns about potential threats from artificial intelligence software, a larger investor concern stemmed from growing actual competition with other large enterprise application vendors.  Check Point Software Technologies Ltd. performed poorly in competition with other network-oriented security companies which led to lowered earnings expectations. Trade Desk, Inc. experienced a slowdown year over year revenue growth amid intensifying dynamics in digital ad spending. Intuitive Surgical, Inc. saw a slight slowdown in growth from high teens to low teens given some margin compression. Animal health leader  Zoetis, Inc., was impacted by lowered earnings expectations driven by a decline in core U.S. animal product sales.

Top Contributors
↑	Samsung Electronics Co. Ltd.
↑	Comfort Systems USA, Inc.
↑	NVIDIA Corp.
↑	Taiwan Semiconductor Manufacturing Co. Ltd.
↑	Casey’s General Stores, Inc.
FIS Christian Stock Fund	PAGE 1	TSR-AR-337959100

Top Detractors
↓	ServiceNow, Inc.
↓	Check Point Software Technologies Ltd.
↓	Trade Desk, Inc.
↓	Intuitive Surgical, Inc.
↓	Zoetis, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
FIS Christian Stock Fund NAV	20.71	9.35
MSCI WORLD Index Net (USD)	27.49	13.08
MSCI ACWI Net Total Return Index (USD)	30.27	12.93
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$80,966,300
Number of Holdings	68
Net Advisory Fee	$504,432
Portfolio Turnover	24%
30-Day SEC Yield	0.48%
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
FIS Christian Stock Fund	PAGE 2	TSR-AR-337959100

WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers
Samsung Electronics Co. Ltd.	7.2%
NVIDIA Corp.	6.4%
Casey’s General Stores, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Alphabet, Inc.	3.5%
Broadcom, Inc.	3.4%
Comfort Systems USA, Inc.	3.3%
Interactive Brokers Group, Inc.	3.2%
Prosus NV	2.4%
Microsoft Corp.	2.2%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
MATERIAL FUND CHANGES
Changes to Fund’s Investment Adviser:
Effective January 1, 2026 Capital Insight Partners discontinued serving as the Fund’s Sub-Adviser. The Adviser, Faith Investor Services, LLC, assumed portfolio management responsibility for the Fund.
Changes to Fund’s Organization:
John Rowley, CFA joined Steve T. Nelson, CFA as a portfolio manager of the Fund on January 1, 2026. Sara LaClair, CFA and Craig McCrory, CFA ended their portfolio management effective the same day.
Changes to the Fund’s Fiscal Year:
At a meeting held on February 18, 2026, the Board approved a change in the Fund’s fiscal year end from May 31 to June 30. As of June 1, 2026, the Fund changed its financial reporting and tax reporting fiscal year end to a June 30 fiscal year end from a May 31 fiscal year end.
Other Material Fund Changes:
During the period, shareholders approved the  Fund moving from NEOS   ETF Trust to the FIS Trust. The Fund, Adviser, Sub-Adviser, and Trading Sub-Adviser are now overseen by a faith-based Board of Trustees.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/pray/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Christian Stock Fund	PAGE 3	TSR-AR-337959100

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. James Rough is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended May 31, 2026, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/26
(a) Audit Fees	$23,000
(b) Audit-Related Fees	None
(c) Tax Fees	$6,000
(d) All Other Fees (Seed Audit)	$5,000

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/26
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not Applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/26
Registrant	None
Registrant’s Investment Adviser	None

(h) Because no non-audit services were rendered, the audit committee of the registrant’s board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:

Edward Johnson

Jennifer Edson

James Rough

Dorothy Ennis

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 (a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

Annual Financial Statements and
Additional Information
May 31, 2026

FIS Bright Portfolios Focused Equity ETF	| BRIF	| NYSE Arca, Inc.
FIS Christian Stock Fund	| PRAY	| NYSE Arca, Inc.

FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS - 96.1%
Automobiles - 1.5%
Tesla, Inc.(a)	5,206	$2,268,723
Beverages - 1.3%
Coca-Cola Consolidated, Inc.	10,972	1,901,009
Biotechnology - 6.0%
AbbVie, Inc.	16,907	3,680,992
Amgen, Inc.	5,074	1,708,872
Gilead Sciences, Inc.	6,067	815,587
Vertex Pharmaceuticals, Inc.(a)	5,906	2,643,171
		8,848,622
Capital Markets - 3.0%
Moody’s Corp.	6,122	2,774,796
S&P Global, Inc.	3,740	1,585,760
		4,360,556
Chemicals - 5.4%
CF Industries Holdings, Inc.	11,364	1,276,745
DuPont de Nemours, Inc.	51,294	2,483,655
Linde PLC	8,611	4,285,609
		8,046,009
Commercial Services & Supplies - 2.9%
Veralto Corp.	21,506	1,768,439
Waste Management, Inc.	11,781	2,491,210
		4,259,649
Communications Equipment - 7.0%
Arista Networks, Inc.(a)	35,262	5,623,231
Cisco Systems, Inc.	38,518	4,638,338
		10,261,569
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp.	1,744	1,667,822
Electric Utilities - 1.5%
NRG Energy, Inc.	16,090	2,157,347
Electrical Equipment - 4.5%
Eaton Corp. PLC	7,748	3,103,849
GE Vernova, Inc.	1,332	1,289,802
Vertiv Holdings Co. - Class A	7,104	2,242,804
		6,636,455
Ground Transportation - 0.6%
Old Dominion Freight Line, Inc.	4,244	955,537
Health Care Equipment & Supplies - 1.3%
Stryker Corp.	6,083	1,855,862
Insurance - 5.0%
Allstate Corp.	12,529	2,582,101
Chubb Ltd.	5,479	1,707,969
Travelers Cos., Inc.	5,662	1,652,681
W R Berkley Corp.	23,333	1,482,579
		7,425,330

	Shares	Value
Machinery - 5.7%
Caterpillar, Inc.	2,550	$2,233,469
Cummins, Inc.	7,302	4,721,692
Illinois Tool Works, Inc.	5,733	1,417,656
		8,372,817
Metals & Mining - 1.8%
Nucor Corp.	10,637	2,659,250
Oil, Gas & Consumable Fuels - 3.4%
EQT Corp.	39,000	2,142,270
Exxon Mobil Corp.	12,026	1,746,897
Targa Resources Corp.	4,214	1,074,865
		4,964,032
Pharmaceuticals - 4.7%
Eli Lilly & Co.	6,248	6,904,040
Semiconductors & Semiconductor Equipment - 23.2%
Advanced Micro Devices, Inc.(a)	5,962	3,076,988
ASML Holding NV	1,149	1,853,061
Broadcom, Inc.	20,604	9,205,249
Micron Technology, Inc.	3,274	3,179,054
NVIDIA Corp.	55,462	11,710,247
Qnity Electronics, Inc.	19,836	3,094,416
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,912	2,055,427
		34,174,442
Software - 7.1%
Crowdstrike Holdings, Inc. - Class A(a)	3,448	2,520,488
Oracle Corp.	7,971	1,799,692
Palo Alto Networks, Inc.(a)	22,018	6,202,251
		10,522,431
Specialty Retail - 4.2%
O’Reilly Automotive, Inc.(a)	25,797	2,241,243
TJX Cos., Inc.	25,821	3,995,800
		6,237,043
Technology Hardware, Storage & Peripherals - 4.9%
Dell Technologies, Inc. - Class C	17,123	7,207,242
TOTAL COMMON STOCKS (Cost $106,050,093)		141,685,787
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%
First American Treasury Obligations Fund - Class X, 3.56%(b)	5,734,198	$5,734,198
TOTAL MONEY MARKET FUNDS (Cost $5,734,198)		5,734,198
TOTAL INVESTMENTS - 100.0% (Cost $111,784,291)		$147,419,985
Other Assets in Excess of Liabilities - 0.0%(c)		25,770
TOTAL NET ASSETS - 100.0%		$147,445,755

The accompanying notes are an integral part of these financial statements.

1

FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
May 31, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Non-income producing security.
(b)
The rate shown represents the 7-day annualized yield as of	May 31, 2026.
(c)
Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

FIS Christian Stock Fund
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc.(a)	492	$220,770
Huntington Ingalls Industries, Inc.	1,866	575,045
		795,815
Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	11,224	60,834
Banks - 2.6%
Danske Bank AS - ADR	37,717	995,163
Sumitomo Mitsui Financial Group, Inc. - ADR	50,047	1,099,533
		2,094,696
Broadline Retail - 4.4%
Amazon.com, Inc.(a)	6,010	1,626,546
Prosus NV	42,608	1,940,140
		3,566,686
Capital Markets - 4.5%
Interactive Brokers Group, Inc. - Class A	29,988	2,608,057
Intercontinental Exchange, Inc.	7,138	1,055,353
		3,663,410
Construction & Engineering - 3.3%
Comfort Systems USA, Inc.	1,476	2,698,438
Construction Materials - 2.1%
Holcim AG	84,441	1,661,799
Consumer Staples Distribution & Retail - 5.7%
Casey’s General Stores, Inc.	4,561	3,498,926
Costco Wholesale Corp.	1,210	1,157,147
		4,656,073
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc.(a)	4,817	721,827
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA - ADR	22,576	377,245
Electric Utilities - 1.9%
American Electric Power Co., Inc.	7,156	906,450
NextEra Energy, Inc.	6,881	598,716
		1,505,166
Energy Equipment & Services - 1.8%
Tenaris SA - ADR	23,284	1,418,694
Entertainment - 1.8%
Spotify Technology SA(a)	2,961	1,473,631
Financial Services - 1.0%
Equitable Holdings, Inc.	20,079	830,267

	Shares	Value
Food Products - 1.3%
Bunge Global SA	8,450	$1,041,885
Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	7,981	712,863
Old Dominion Freight Line, Inc.	3,768	848,365
		1,561,228
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp.(a)	7,525	650,687
Intuitive Surgical, Inc.(a)	3,910	1,660,342
Stryker Corp.	1,866	569,298
		2,880,327
Health Care Providers & Services - 2.1%
HCA Healthcare, Inc.	3,480	1,317,319
Quest Diagnostics, Inc.	1,958	381,614
		1,698,933
Hotels, Restaurants & Leisure - 0.6%
Domino’s Pizza, Inc.	1,651	512,768
Household Durables - 1.0%
Toll Brothers, Inc.	5,983	828,885
Insurance - 4.0%
Aflac, Inc.	8,709	979,066
AIA Group Ltd. - ADR	22,844	960,819
Everest Re Group Ltd.	2,105	682,083
Progressive Corp.	3,440	654,976
		3,276,944
Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A	7,346	2,793,978
IT Services - 0.7%
Cognizant Technology Solutions Corp. - Class A	9,623	536,530
Life Sciences Tools & Services - 0.7%
Danaher Corp.	3,267	596,783
Machinery - 5.0%
Caterpillar, Inc.	1,723	1,509,124
Deere & Co.	1,723	934,176
Oshkosh Corp.	4,513	586,690
Parker-Hannifin Corp.	1,160	979,771
		4,009,761
Media - 0.2%
Trade Desk, Inc. - Class A(a)	8,346	179,940
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	13,771	904,892
Multi-Utilities - 1.8%
Engie SA - ADR	46,765	1,445,974

The accompanying notes are an integral part of these financial statements.

3

FIS Christian Stock Fund
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	6,240	$711,235
EOG Resources, Inc.	4,797	639,824
		1,351,059
Pharmaceuticals - 0.5%
Zoetis, Inc.	4,803	373,145
Professional Services - 0.7%
FTI Consulting, Inc.(a)	3,557	544,861
Semiconductors & Semiconductor Equipment - 15.5%
ASML Holding NV	1,016	1,638,564
Broadcom, Inc.	6,157	2,750,763
NVIDIA Corp.	24,669	5,208,613
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,139	2,987,314
		12,585,254
Software - 5.1%
Datadog, Inc. - Class A(a)	5,272	1,304,029
Manhattan Associates, Inc.(a)	2,556	383,528
Microsoft Corp.	4,015	1,807,714
Palantir Technologies, Inc. - Class A(a)	1,270	198,806
Trimble, Inc.(a)	7,996	451,054
		4,145,131
Specialty Retail - 1.9%
O’Reilly Automotive, Inc.(a)	10,984	954,290
Tractor Supply Co.	17,932	565,396
		1,519,686
Technology Hardware, Storage & Peripherals - 8.1%
FUJIFILM Holdings Corp. - ADR	71,990	745,816
Samsung Electronics Co. Ltd. - GDR	1,089	5,809,815
		6,555,631
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA - ADR	2,450	461,188
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	1,412	1,405,886
Wireless Telecommunication Services - 2.6%
Tele2 AB - Class B	37,625	706,188
TIM SA - ADR	64,434	1,418,837
		2,125,025
TOTAL COMMON STOCKS (Cost $56,874,652)		78,860,275

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Health Care REITs - 0.9%
Welltower, Inc.	3,440	$706,335
Specialized REITs - 0.1%
Millrose Properties, Inc.	3,425	96,654
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $596,382)		802,989
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.56%(b)	1,168,772	1,168,772
TOTAL MONEY MARKET FUNDS (Cost $1,168,772)		1,168,772
TOTAL INVESTMENTS - 99.8% (Cost $58,639,806)		$80,832,036
Other Assets in Excess of Liabilities - 0.2%		134,264
TOTAL NET ASSETS - 100.0%		$80,966,300

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	FIS Bright Portfolios Focused Equity ETF	FIS Christian Stock Fund
ASSETS:
Investments, at value	$147,419,985	$80,832,036
Foreign currency, at value	—	11,725
Dividends receivable	100,252	131,715
Dividend tax reclaims receivable	—	37,508
Total assets	147,520,237	81,012,984
LIABILITIES:
Payable to adviser	74,482	46,684
Total liabilities	74,482	46,684
NET ASSETS	$ 147,445,755	$80,966,300
Net Assets Consists of:
Paid-in capital	$116,278,453	$64,015,309
Total distributable earnings	31,167,302	16,950,991
Total net assets	$ 147,445,755	$80,966,300
Net assets	$147,445,755	$80,966,300
Shares issued and outstanding(a)	4,102,000	2,280,000
Net asset value per share	$35.94	$35.51
Cost:
Investments, at cost	$111,784,291	$58,639,806
Foreign currency, at cost	$—	$11,653

(a)	Unlimited shares authorized without par value
The accompanying notes are an integral part of these financial statements.

5

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	FIS Bright Portfolios Focused Equity ETF	FIS Christian Stock Fund
INVESTMENT INCOME:
Dividend income	$1,213,641	$1,002,068
Less: dividend withholding taxes	(1,307)	(51,060)
Less: issuance fees	—	(21,826)
Total investment income	1,212,334	929,182
EXPENSES:
Investment advisory fee	684,059	504,432
Income tax expense	—	1,192
Total expenses	684,059	505,624
Net investment income	528,275	423,558
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,936,381)	(1,900,924)
In-kind redemptions	8,246,569	5,755,639
Foreign currency transactions	—	16,977
Net realized gain (loss)	4,310,188	3,871,692
Net change in unrealized appreciation (depreciation) on:
Investments	32,231,160	9,585,230
Foreign currency translation	—	(9,110)
Net change in unrealized appreciation (depreciation)	32,231,160	9,576,120
Net realized and unrealized gain (loss)	36,541,348	13,447,812
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 37,069,623	$13,871,370

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	FIS Bright Portfolios Focused Equity ETF		FIS Christian Stock Fund
	Year Ended May 31, 2026	Period Ended May 31, 2025(a)	Year Ended May 31, 2026	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$528,275	$248,850	$423,558	$558,706
Net realized gain (loss)	4,310,188	4,294,428	3,871,692	(513,889)
Net change in unrealized appreciation (depreciation)	32,231,160	(1,903,243)	9,576,120	4,997,174
Net increase (decrease) in net assets from operations	37,069,623	2,640,035	13,871,370	5,041,991
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(534,157)	(7,759)	(483,661)	(477,653)
Total distributions to shareholders	(534,157)	(7,759)	(483,661)	(477,653)
CAPITAL TRANSACTIONS:
Subscriptions	54,390,118	117,269,463(b)	16,375,526	11,507,937
Redemptions	(28,206,302)	(35,175,266)	(17,516,888)	(889,767)
Net increase (decrease) in net assets from capital transactions	26,183,816	82,094,197	(1,141,362)	10,618,170
Net increase (decrease) in net assets	62,719,282	84,726,473	12,246,347	15,182,508
NET ASSETS:
Beginning of the period	84,726,473	—	68,719,953	53,537,445
End of the period	$ 147,445,755	$84,726,473	$80,966,300	$ 68,719,953
SHARES TRANSACTIONS
Shares sold	1,790,000	4,662,000	500,000	390,000
Shares redeemed	(960,000)	(1,390,000)	(540,000)	(30,000)
Total increase (decrease) in shares outstanding	830,000	3,272,000	(40,000)	360,000

(a)	Inception date of the Fund was December 20, 2024.
(b)	See Note 11 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

7

FIS Bright Portfolios Focused Equity ETF
Financial Highlights
For a share outstanding throughout each period

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.89	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.09
Net realized and unrealized gain (loss) on investments(c)	10.06	0.81
Total from investment operations	10.21	0.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.01)
Total distributions	(0.16)	(0.01)
Net asset value, end of period	$35.94	$25.89
Total return(d)	39.53%	3.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$147,446	$84,726
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.50%	0.77%
Portfolio turnover rate(d)(f)	45%	34%

(a)	Inception date of the Fund was December 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

FIS Christian Stock Fund
Financial Highlights
For a share outstanding throughout each period

	Year Ended May 31,				Period Ended May 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$29.62	$27.32	$22.49	$23.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.26	0.28	0.26	0.16
Net realized and unrealized gain (loss) on investments(c)	5.93	2.26	4.76	(0.80)	(1.88)
Total from investment operations	6.11	2.52	5.04	(0.54)	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.22)	(0.21)	(0.26)	—
Total distributions	(0.22)	(0.22)	(0.21)	(0.26)	—
ETF transaction fees per share	—	—	0.00(d)	—	0.01
Net asset value, end of period	$35.51	$29.62	$27.32	$22.49	$23.29
Total return(e)	20.71%	9.23%	22.45%	−2.29%	−6.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$80,966	$68,720	$53,537	$22,718	$24,460
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	0.57%	0.90%	1.09%	1.18%	2.14%
Portfolio turnover rate(e)(h)	24%	19%	26%	27%	14%

(a)	Inception date of the Fund was February 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

NOTES TO FINANCIAL STATEMENTS
May 31, 2026
NOTE 1 – ORGANIZATION
The FIS Trust (the “Trust”) was organized as a Delaware statutory trust on April 30, 2025 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational exchange-traded funds (“ETFs”), two of which are presented herein, FIS Bright Portfolios Focused Equity ETF (the “Bright Portfolios ETF”) and FIS Christian Stock Fund (the “Christian Stock Fund”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the Bright Portfolios ETF is to seek long term capital appreciation and the investment objective of the Christian Stock Fund is to seek long-term growth of capital and income.
The Christian Stock Fund, a series of the FIS Trust, acquired all of the assets and liabilities of the Christian Stock Fund, a series of NEOS ETF Trust in a tax-free reorganization on December 31, 2025.
The Bright Portfolios ETF, a series of the FIS Trust, acquired all of the assets and liabilities of the Bright Portfolios ETF, a series of NEOS ETF Trust, in a tax-free reorganization on February 20, 2026.
Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.
Bright Portfolios, LLC acts as the sub-adviser to the Bright Portfolios ETF.
Vident Asset Management acts as the trading sub-adviser responsible for trading portfolio securities for the Bright Portfolios ETF and Christian Stock Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, American Depositary Receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including

10

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2026, there were no securities held by the Funds that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2026:
FIS Bright Portfolios Focused Equity ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$141,685,787	$—	$—	$141,685,787
Money Market Funds	5,734,198	—	—	5,734,198
Total Investments	$147,419,985	$—	$—	$147,419,985

FIS Christian Stock Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$78,860,275	$—	$—	$78,860,275
Real Estate Investment Trusts	802,989	—	—	802,989
Money Market Funds	1,168,772	—	—	1,168,772
Total Investments	$80,832,036	$—	$—	$80,832,036

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the

11

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F.
Dividend Income. Each Fund records the dividends it receives from underlying investments as dividends receivable (asset) and dividend income (income) on ex-dividend date. On pay-date, cash is received from the dividend payment and the dividends receivable account is relieved.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended May 31, 2026, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Bright Portfolios ETF	$(7,695,069)	$7,695,069
Christian Stock Fund	(5,590,149)	5,590,149

12

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
As of May 31, 2026, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Bright Portfolios, LLC acts as the sub-adviser to the Bright Portfolios ETF and Vident Asset Management acts as the trading sub-adviser to the Bright Portfolios ETF and Christian Stock Fund (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory Agreements”) through the reporting period. On December 31, 2025, Capital Insight Partners, LLC ceased to be the sub-adviser for Christian Stock Fund.
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Pursuant to the Investment Advisory Agreement, the Bright Portfolios ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.65% and the Christian Stock Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.68%, based on each Fund’s average daily net assets. For the year ended May 31, 2026, Bright Portfolios ETF and Christian Stock Fund incurred $684,059 and $504,432, respectively, in management fees.
Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.
Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.
Distribution and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

13

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended May 31, 2026, were as follows:

	Purchases	Sales
Bright Portfolios ETF	$45,246,023	$47,266,332
Christian Stock Fund	20,844,810	17,314,914

The costs of purchases and sales of in-kind transactions, during the year ended May 31, 2026, were as follows:

	Purchases In-Kind	Sales In-Kind
Bright Portfolios ETF	$51,929,315	$26,059,646
Christian Stock Fund	15,936,541	16,663,228

NOTE 5 – TAX MATTERS
The tax character of the distributions paid during the year ended May 31, 2026 and the year ended May 31, 2025 are as follows:

	Year Ended May 31, 2026 Ordinary Income	Year Ended May 31, 2025 Ordinary Income
Bright Portfolios ETF	$534,157	$7,759
Christian Stock Fund	483,661	477,653

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended May 31, 2026, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2026, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Bright Portfolios ETF	$2,364,090	$1,215,916	$3,580,006
Christian Stock Fund	1,872,612	3,069,213	4,941,825

As of May 31, 2026, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Bright Portfolios ETF	Christian Stock Fund
Federal income tax cost of investments	$112,908,108	$59,234,577
Aggregate gross unrealized appreciation	37,252,014	25,533,338
Aggregate gross unrealized (depreciation)	(2,740,137)	(3,935,879)
Net unrealized appreciation (depreciation)	34,511,877	21,597,459
Undistributed Ordinary Income	235,431	294,588
Undistributed Long Term Capital Gains	—	—
Distributable Earnings	235,431	294,588
Accumulated capital and other gain/(loss)	(3,580,006)	(4,941,056)
Total distributable earnings (accumulated loss)	$31,167,302	$16,950,991

14

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
NOTE 6 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Bright Portfolios ETF and the Christian Stock Fund are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 7 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Faith Investor Services, LLC, the investment adviser to the Christian Stock Fund, has voting power of 1,016,611 shares of the Christian Stock Fund, representing 44.59% of the shares outstanding.
NOTE 8 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
NOTE 9 – INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 10 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s Chief Operating Decision Maker (“CODM”) is the Fund’s Principal Executive Officer and Chief Executive Officer at the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.

15

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
NOTE 11 – FIS BRIGHT PORTFOLIOS FOCUSED EQUITY ETF IN-KIND CONTRIBUTION
As part of Bright Portfolios ETF’s commencement of operations on December 20, 2024, the Fund received an in-kind contribution from accounts managed by Bright Portfolios, LLC, which consisted of $21,559,443 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a nontaxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 20, 2024 was $16,251,665, resulting in net unrealized appreciation on investments of $5,307,778 as of that date. As a result of the in-kind contribution, the Fund issued 862,000 shares at a $25.01 per share net asset value.
NOTE 12 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
At a meeting held on February 18, 2026, the Board approved a change in the Funds’ fiscal year end from May 31 to June 30.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.
NOTE 13 – Fund Reorganization
The Christian Stock Fund acquired all of the assets and liabilities of the Christian Stock Fund (the “Christian Predecessor Fund”), a series of the NEOS ETF Trust in a tax-free reorganization on December 31, 2025. Effective December 31, 2025, the assets and liabilities of the Christian Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Christian Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Christian Predecessor Fund was May 31, and the Fund is May 31. Operations prior to December 31, 2025, were for the Christian Predecessor Fund.

FIS Christian Stock Fund	Before Reorganization	After Reorganization
Net Assets	$72,615,942	$72,615,942
Shares Outstanding	2,330,000	2,330,000
Net Asset Value Per Share	$31.17	$31.17
Net Unrealized Appreciation	$15,694,021	$15,694,021

The Bright Portfolios ETF acquired all of the assets and liabilities of the Bright Portfolios ETF (the “Bright Predecessor Fund”), a series of the NEOS ETF Trust in a tax-free reorganization on February 20, 2026. Effective February 20, 2026, the assets and liabilities of the Bright Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Bright Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Bright Predecessor Fund was May 31, and the Fund is May 31. Operations prior to February 20, 2026, were for the Bright Predecessor Fund.

FIS Bright Portfolios Focused Equity ETF	Before Reorganization	After Reorganization
Net Assets	$111,779,107	$111,779,107
Shares Outstanding	3,622,000	3,622,000
Net Asset Value Per Share	$30.86	$30.86
Net Unrealized Appreciation	$16,808,954	$16,808,954

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of FIS Bright Portfolios Focused Equity ETF, FIS Christian Stock Fund and Board of Trustees of FIS Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FIS Bright Portfolios Focused Equity ETF and FIS Christian Stock Fund (the “Funds”) as of May 31, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FIS Bright Portfolios Focused Equity ETF (formerly FIS Bright Portfolios Focused Equity ETF, a series of NEOS ETF Trust)	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period December 20, 2024 (commencement of operations) through May 31, 2025
FIS Christian Stock Fund (formerly FIS Christian Stock Fund, a series of NEOS ETF Trust)	For the year ended May 31, 2026	For each of the years in the two year period ended May 31, 2026	For each of the years in the four year period ended May 31, 2026

FIS Christian Stock Fund’s financial highlights for the period ended May 31, 2022, were audited by other auditors whose report dated July 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds advised by Faith Investor Services, LLC since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2026

17

OTHER NON-AUDITED INFORMATION
May 31, 2026
TAX INFORMATION
For the fiscal year ended May 31, 2026, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FIS Bright Portfolios Focused Equity ETF	100.00%
FIS Christian Stock Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2026 were as follows:

FIS Bright Portfolios Focused Equity ETF	100.00%
FIS Christian Stock Fund	88.21%

For the year ended May 31, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Bright Portfolios Focused Equity ETF	0.00%
FIS Christian Stock Fund	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.
DISCLOSURE OF PORTFOLIO HOLDINGS
FIS Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.faithinvestorservices.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

18

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

19

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1) The date of the meeting and whether it was an annual or special meeting.
(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.
Response: FIS Christian Stock Fund held a special meeting of shareholders on December 29, 2025 where the Fund’s shareholders approved the reorganization of the Fund’s into FIS Trust. The Fund reorganization closed on December 31, 2025.
On December 29, 2025, FIS Bright Portfolios Focused Equity ETF held a special meeting of shareholders (the “Special Meeting”). At the Special Meeting, the shareholders of the Fund were asked to approve an Agreement and Plan of Reorganization pursuant to which the Fund will be reorganized into a new shell series of FIS Trust, as approved by the Board of Trustees of NEOS ETF Trust. The Special Meeting for the Fund was adjourned to January 21, 2026 so that the Fund may solicit additional votes of shares necessary to approve the reorganization. The Fund’s shareholders approved the Fund’s reorganization on February 19, 2026 and the reorganization closed on February 20, 2026.

20

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1) All directors and all members of any advisory board for regular compensation;
(2) Each director and each member of an advisory board for special compensation;
(3) All officers; and
(4) Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $10,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

21

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
APPROVAL OF FAITH INVESTOR SERVICES, LLC ADVISORY AGREEMENT
During the Meeting of the Board held on August 12, 2025, the Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services to be provided by Faith Investor Services, LLC (the “Adviser”), including the experience and qualifications of the personnel providing such services; (ii) the performance of the FIS Christian Stock Fund (“PRAY”) and FIS Bright Portfolios Focused Equity ETF (“BRIF”) (each, a “Fund” and collectively, the “Funds”); (iii) the proposed fees and expenses of the Funds; (iv) the anticipated profitability of the Funds to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds); and (vii) possible conflicts of interest. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser currently provided advisory services to the predecessor Funds in another trust and would provide substantially identical services to the Funds in FIS Trust. The Board reviewed the background information of the Adviser’s key investment professionals who would be servicing the Funds, noting their satisfaction with the individuals’ educations and wide range of industry experience. The Board acknowledged that the Adviser was responsible for overseeing the sub-adviser Bright Portfolios, LLC (the “Sub-Adviser”). The Board also noted that the Adviser would be responsible for overseeing the trading sub-adviser Vident Asset Management (the “Trading Sub-Adviser”). The Board discussed the processes the Adviser had in place to ensure compliance with each Fund’s investment strategy as well as the Funds and Trust limitations and policies. The Board agreed that the Adviser had sufficient quality and depth of personnel, compliance program along with the resources to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory. The Board determined that the Adviser could be expected to provide high quality service to the Funds and their respective shareholders.
Performance.
The Board considered the information provided by the Adviser related to each Fund’s strategy and observed that the proposed strategies for the Funds are identical to their corresponding predecessor Fund. The Board reviewed the performance of the predecessor Funds over various periods.
PRAY: The Board discussed that the predecessor fund had outperformed its peer group for the three-year and since inception periods. The Board observed that the predecessor fund had underperformed its benchmark for all available periods. However, the Board acknowledged that the predecessor fund had strong absolute returns. The Board agreed that the predecessor fund had been managed consistent with its investment objective, and that the Adviser could be expected to successfully manage the Fund.
BRIF: The Board recognized the predecessor fund had a short history, commencing operations in December 2024. The Board discussed that the predecessor fund had outperformed its benchmark and peer group category over the since inception period. The Board agreed that the predecessor fund had been managed consistently with its investment objective, and that the Adviser could be expected to successfully manage the Fund.
Fees and Expenses. The Board reviewed the proposed management fee for each Fund, which were each proposed as a “unitary fee” under which the Adviser would pay all expenses of the Funds except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each Fund’s unitary fee to the total expense ratios of the funds in their respective peer group was appropriate. The Board considered that the proposed management fee for each Fund was

22

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
identical to the fee charged by the Adviser to its respective predecessor fund. The Board also discussed that as all fees were paid from the unitary fee, the proposed arrangement reflected a not unreasonable allocation of the fees paid to the Adviser given the work performed by it.
PRAY: The Board observed the Adviser proposed a 0.68% unitary fee. The Board noted that the advisory fee charged by the Adviser to the Fund was higher than the average expense ratio of its peer group. The Board considered the Adviser’s position that many of the peer funds were passively managed and that its screening guidelines were more labor intensive than the screening guidelines of other actively managed funds in its peer group, which justified the higher fee. The Board concluded that the management fee for PRAY was not unreasonable, and that the allocation of sub-advisory fee and amount retained by the Adviser was reasonable given their respective responsibilities.
BRIF: The Board noted that the Adviser proposed an advisory fee of 0.65%, which was also a unitary fee. As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the overall expenses compared to a peer group comprised of funds selected by the Adviser, each of which had similar investment objectives and faith-based strategies. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of the Fund service providers including its sub-adviser, with the exception of the advisory fee and certain other expenses. The Board further observed that the proposed fee was within the range of peer funds provided by Adviser. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board discussed the Adviser’s asset projections for each Fund and acknowledged Adviser’s position that economies of scale were unlikely to be realized for any of the Funds within the near future.
Profitability. The Board evaluated the compensation and benefits to be received by the Adviser from its relationship with each Fund and reviewed an analysis of the Adviser’s anticipated profitability with respect to the work to be completed for each Fund. The Board considered the profits anticipated with respect to each, if any, were not unreasonable across the initial term of the Advisory Agreement.
Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement was in the best interest of each Fund and its shareholders.
APPROVAL OF BRIGHT PORTFOLIOS, LLC SUB-ADVISORY AGREEMENT
During the Meeting of the Board held on August 12, 2025, the Board reviewed and discussed the written materials that were provided by Bright Portfolios, LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the FIS Bright Portfolios Focused Equity ETF (the “Fund”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the trading advisory services and related services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Fund to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services
The Board reviewed the Sub-Adviser’s personnel and the experience, education and industry credentials each individual provided. The Board discussed the Sub-Adviser’s compliance program and policies and procedures along with its broker-dealer selection process. The Board agreed that the Sub-Adviser had the resources and ability to appropriately perform its duties under the Sub-Advisory Agreement. The Board concluded the Sub-Adviser’s services to the Fund would be satisfactory.

23

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Performance
The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that the Sub-Adviser could be expected to provide reasonable performance for Fund and its shareholders.
Fees and Expenses
The Board reviewed the proposed sub-advisory fee payable by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board discussed the fee in connection to the allocation of fees and responsibilities between the Adviser and Sub-Adviser. The Board acknowledged that the Sub-Adviser would be paid by the Adviser rather than the Fund. The Board understood that the Adviser believed that the sub-advisory fees to be paid to the Sub-Adviser were reasonable based on the services to be performed by the Sub-Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.
Profitability
The Board reviewed the profitability analysis provided by the Sub-Adviser. The Board acknowledged that the Sub-Adviser did not anticipate earning a profit in the first year of sub-advising the Fund and a marginal profit in the second year, and therefore concluded that excess profitability was not a concern at this time.
Economies of Scale.
The Board recognized that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the estimated growth of the Fund.
Conclusion.
Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.
APPROVAL OF VIDENT ASSET MANAGEMENT TRADING SUB-ADVISORY AGREEMENT
During the Meeting of the Board held on August 12, 2025, the Board reviewed and discussed the written materials that were provided by Vident Asset Management (the “Trading Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Trading Sub-Advisory Agreement between the Adviser and the Trading Sub-Adviser on behalf of the FIS Bright Portfolios Focused Equity ETF (“BRIF”) (the “Fund”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the trading advisory services and related services to be provided by the Trading Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to the Trading Sub-Adviser; (iv) the anticipated profitability of the Fund to the Trading Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Trading Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Trading Sub-Adviser and its affiliates from the Trading Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Trading Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services
The Board reviewed the Trading Sub-Adviser’s personnel and the experience, education and industry credentials each individual provided. The Board discussed the Trading Sub-Adviser’s compliance program and policies and procedures. The Board agreed that the Trading Sub-Adviser had the resources and ability to appropriately perform its duties under the Trading Sub-Advisory Agreement. The Board concluded the Trading Sub-Adviser’s services to the Fund would be satisfactory.

24

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Performance
The Board discussed the services the Trading Sub-Adviser provided. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that the Trading Sub-Adviser could be expected to provide reasonable performance for the Fund and its shareholders.
Fees and Expenses
The Board reviewed the proposed trading sub-advisory fee payable by the Adviser to the Trading Sub-Adviser under the Trading Sub-Advisory Agreement. The Board discussed the fee in connection to the allocation of fees and responsibilities between the Adviser and Trading Sub-Adviser. The Board acknowledged that the Trading Sub-Adviser would be paid by the Adviser rather than the Fund. The Board understood that the Adviser believed that the trading sub-advisory fees to be paid to the Trading Sub-Adviser were reasonable based on the services to be performed by the Trading Sub-Adviser. Based on the representations of the Adviser and Trading Sub-Adviser and the meeting materials provided, the Board concluded that the trading sub-advisory fee to be paid to the Trading Sub-Adviser was reasonable.
Profitability
The Board reviewed the profitability analysis provided by the Trading Sub-Adviser. The Board acknowledged that the Trading Sub-Adviser did not anticipate earning a profit on the Fund until the Fund achieved a designated amount of assets under management. Therefore, the Board concluded that excess profitability was not a concern at this time.
Economies of Scale
The Board recognized that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the trading sub-advisory expense and the estimated growth of the Fund.
Conclusion.
Having requested and received such information from the Trading Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Trading Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Trading Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.

25

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIS Trust

By:	/s/ Steven T. Nelson
Steven T. Nelson
President/Principal Executive Officer

Date:	August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven T. Nelson
Steven T. Nelson
President/Principal Executive Officer

Date:	August 6, 2026

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	August 6, 2026